Note 12 - Grants Under Stock Options Plan (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		10,000	10,000	10,000
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		11,563	8,604	6,250
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		22,375	15,750	31,250
Non-employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			2,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	41,250	43,938	36,854	47,500